Other Assets - Additional Information (Detail)	Oct. 31, 2025
Bottom of range [member]
Disclosure of Other Assets [line items]
Significant influence percentage of voting rights	20.00%
Top of range [member]
Disclosure of Other Assets [line items]
Significant influence percentage of voting rights	50.00%